Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
Accounts payable	$ 32,044
Deferred revenue	8,657
Operating lease liabilities, current	1,391
Accrued expenses and other current liabilities	20,848
Operating lease liabilities, non-current	$ 1,842
Treasuy stock, par value | $ / shares	$ 0.0001	$ 0.0001
Treasury stock, common shares	7,014,975
Common Class A [Member]
Ordinary shares , par value | $ / shares	$ 0.0001	0.0001
Ordinary shares, shares authorized	1,800,000,000
Ordinary shares, shares issued	173,811,951
Ordinary shares, shares outstanding	157,198,537
Common Class B [Member]
Ordinary shares , par value | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000
Ordinary shares, shares issued	45,577,778
Ordinary shares, shares outstanding	45,577,778